Current and Deferred Taxes (Details) - Schedule of Effective Tax Rate Reconciliation - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current and Deferred Taxes [Abstract]
Tax calculated over profit before tax	27.00%	27.00%	27.00%
Price level restatement for tax purposes, tax rate	(9.84%)	(12.19%)	(18.70%)
Single penalty tax (rejected expenses), tax rate	0.04%	(0.12%)	0.03%
Other, tax rate	3.16%	(0.12%)	2.28%
Effective tax rates and expenses for income tax, tax rate	20.35%	14.57%	10.60%
Tax calculated over profit before tax, amount	$ 291,491	$ 186,674	$ 238,415
Price level restatement for tax purposes, amount	(106,221)	(84,289)	(165,164)
Single penalty tax (rejected expenses), amount	394	379	236
Other, amount	34,081	(5,216)	20,137
Effective tax rates and expenses for income tax, amount	$ 219,745	$ 97,548	$ 93,624